January 5, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Oracle Family of Funds on behalf of the Oracle Mutual Fund

Post Effective Amendment No. 1 to the Registration Statement

on Form N-1A Registration No. 333-168120,  811-22423

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Oracle Family of Funds on behalf of the Oracle Mutual Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation ST.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of Oracle Family of Funds (the “Trust”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 30, 2011.

Questions related to this filing should be directed to C. Richard Ropka, Esq. of Law Office of C. Richard Ropka, LLC. at (856) 374-1744.

Very truly yours,

Oracle Family of Funds

By:  /s/ Laurence I. Balter

       Laurence I. Balter, President

cc: C. Richard Ropka, Esq.